INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 0.3%
113,900	Rolls-Royce Holdings plc(a)	$ 530,700

	APPAREL & TEXTILE PRODUCTS - 0.9%
3,156	Cie Financiere Richemont S.A.	501,813
205	Hermes International	512,500
75,901	PRADA SpA	536,092
		1,550,405
	ASSET MANAGEMENT - 2.0%
13,928	3i Group plc	433,926
10,739	Brookfield Corporation	443,111
6,247	Charles Schwab Corporation (The)	417,175
14,467	Franklin Resources, Inc.	397,119
18,607	Investor A.B.	467,399
7,738	Julius Baer Group Ltd.	413,739
1,891	LPL Financial Holdings, Inc.	506,579
301	Partners Group Holding A.G.	431,965
		3,511,013
	AUTOMOTIVE - 2.1%
12,002	BorgWarner, Inc.	373,622
12,073	Cie Generale des Etablissements Michelin SCA	446,148
5,094	Continental A.G.	407,872
28,938	Denso Corporation	531,603
1,285	Ferrari N.V.	545,830
400,336	Geely Automobile Holdings Ltd.	437,688
20,604	Mahindra & Mahindra Ltd.	483,267
5,393	Toyota Industries Corporation	535,649
		3,761,679
	BANKING - 7.3%
1,090,952	Bank Mandiri Persero Tbk P.T.	485,947
11,074	Bank Polska Kasa Opieki S.A.	479,694
1,167,623	Bank Rakyat Indonesia Persero Tbk PT	455,087
185,749	BDO Unibank, Inc.	506,048
160,267	BOC Hong Kong Holdings Ltd.	422,698
5,627	Commonwealth Bank of Australia	425,792

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BANKING - 7.3% (Continued)
30,377	Credit Agricole S.A.	$ 411,068
16,225	Danske Bank A/S	476,434
12,440	Fifth Third Bancorp	427,190
303	First Citizens BancShares, Inc., Class A	476,864
484,519	First Financial Holding Company Ltd.	414,917
42,611	Grupo Financiero Banorte SAB de CV	440,657
36,947	Hang Seng Bank Ltd.	421,874
33,796	Huntington Bancshares, Inc.	440,700
17,853	ICICI Bank Ltd. - ADR	457,215
147,818	Intesa Sanpaolo SpA	469,400
19,552	KakaoBank Corporation	416,832
6,670	KBC Group N.V.	467,880
3,141	M&T Bank Corporation	438,923
3,425	Macquarie Group Ltd.	433,713
20,558	National Australia Bank Ltd.	452,212
9,399	OTP Bank Nyrt	450,733
33,452	Powszechna Kasa Oszczednosci Bank Polski S.A.	465,370
22,138	Regions Financial Corporation	412,431
31,178	Skandinaviska Enskilda Banken A.B.	497,455
38,783	Standard Bank Group Ltd.	408,119
1,583	SVB Financial Group(a)	127
39,573	Svenska Handelsbanken A.B., A Shares	472,596
21,397	Swedbank A.B., A Shares	469,368
20,106	United Overseas Bank Ltd.	417,642
		13,014,986
	BEVERAGES - 0.3%
7,480	Monster Beverage Corporation(a)	442,068

	BIOTECH & PHARMA - 2.5%
2,239	Alnylam Pharmaceuticals, Inc.(a)	338,291
2,765	Celltrion, Inc.	372,333
11,343	Chugai Pharmaceutical Company Ltd.	453,977
2,203	CSL Ltd.	409,898
1,350	Genmab A/S(a),	377,819

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BIOTECH & PHARMA - 2.5% (Continued)
6,870	Incyte Corporation(a)	$ 400,933
3,248	Neurocrine Biosciences, Inc.(a)	423,539
15,346	Royalty Pharma plc, Class A	465,598
4,419	Sarepta Therapeutics, Inc.(a)	565,190
4,973	UCB S.A.	572,443
		4,380,021
	CABLE & SATELLITE - 0.2%
5,330	Liberty Broadband Corporation - Series A(a)	320,600

	CHEMICALS - 3.5%
2,217	Air Liquide S.A.	450,253
5,213	Akzo Nobel N.V.	379,424
2,970	Albemarle Corporation	409,415
5,435	CF Industries Holdings, Inc.	438,713
1,109,213	Chandra Asri Petrochemical Tbk P.T.	323,270
537	EMS-Chemie Holding A.G.	374,393
106	Givaudan S.A.	444,374
4,534	LyondellBasell Industries N.V., Class A	454,670
12,078	Mosaic Company (The)	376,350
7,635	Nutrien Ltd.	398,519
2,876	PPG Industries, Inc.	407,242
3,850	RPM International, Inc.	444,098
14,376	Solvay S.A.	365,149
3,953	Symrise A.G.	404,016
3,078	Westlake Corporation	426,949
		6,096,835
	COMMERCIAL SUPPORT SERVICES - 1.7%
49,086	ALS Ltd.	380,653
716	Cintas Corporation	450,085
7,224	Edenred	357,530
2,617	Republic Services, Inc.	480,481
9,844	Rollins, Inc.	433,825
5,037	SGS S.A.	483,045

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.7% (Continued)
2,407	Waste Management, Inc.	$ 495,000
		3,080,619
	CONSTRUCTION MATERIALS - 1.8%
1,378	Carlisle Companies, Inc.	482,300
5,883	Cie de Saint-Gobain	452,734
5,518	Holcim Ltd.	449,922
862	Martin Marietta Materials, Inc.	497,986
48,322	Siam Cement PCL (The)	361,877
1,338	Sika A.G.	386,605
1,900	Vulcan Materials Company	505,114
		3,136,538
	CONTAINERS & PACKAGING - 0.7%
44,268	Amcor plc	393,360
11,962	International Paper Company	422,976
2,648	Packaging Corp of America	479,791
		1,296,127
	DATA CENTER REIT - 0.3%
3,183	Digital Realty Trust, Inc.	467,295

	DIVERSIFIED INDUSTRIALS - 0.7%
10,662	Alfa Laval A.B.	400,811
2,801	Dover Corporation	463,229
1,645	Illinois Tool Works, Inc.	431,237
		1,295,277
	ELECTRIC UTILITIES - 5.6%
22,432	AES Corporation (The)	340,966
8,454	Alliant Energy Corporation	403,679
13,298	Avangrid, Inc.	413,967
15,171	CenterPoint Energy, Inc.	417,203
52,461	CLP Holdings Ltd.	437,202
3,705	Constellation Energy Corporation	624,106
32,189	E.ON S.E.	410,886
85,927	EDP - Energias de Portugal S.A.	341,683
21,090	EDP Renovaveis S.A.	287,104

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRIC UTILITIES - 5.6% (Continued)
21,105	Endesa S.A.	$ 379,580
3,965,089	Enel Americas S.A. (a)	403,982
58,228	Enel SpA	370,250
24,473	Engie S.A.	392,436
4,286	Entergy Corporation	435,329
8,287	Evergy, Inc.	410,538
10,542	Fortis, Inc.	406,476
29,569	Fortum OYJ(c)	369,133
332,285	Gulf Energy Development PCL	397,780
33,035	Iberdrola S.A.	379,196
9,516	RWE A.G.	318,846
18,287	SSE plc	375,242
51,751	Terna Rete Elettrica Nazionale SpA	405,193
192,500	Vector Ltd.	443,067
4,662	Verbund A.G.	337,607
5,140	WEC Energy Group, Inc.	403,439
		9,904,890
	ELECTRICAL EQUIPMENT - 1.7%
2,615	AMETEK, Inc.	471,171
4,345	Amphenol Corporation, Class A	474,648
14,921	Assa Abloy A.B., Class B	425,186
7,489	Carrier Global Corporation	416,239
168,031	Delta Electronics Thailand PCL	333,302
2,707	Keysight Technologies, Inc.(a)	417,690
8,057	Trimble, Inc.(a)	493,007
		3,031,243
	ENGINEERING & CONSTRUCTION - 0.5%
11,900	Ferrovial S.E.	445,671
3,103	WSP Global, Inc.	492,526
		938,197
	ENTERTAINMENT CONTENT - 0.3%
69,199	Bollore S.E.	474,191

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	FOOD - 2.1%
11,211	Ajinomoto Company, Inc.	$ 411,527
9,984	Campbell Soup Company	425,718
162,604	China Mengniu Dairy Company Ltd.	408,717
37	Chocoladefabriken Lindt & Spruengli A.G.	452,740
15,000	Conagra Brands, Inc.	421,200
83,645	Grupo Bimbo S.A.B. de C.V.	349,878
13,405	Hormel Foods Corporation	473,466
3,965	Lamb Weston Holdings, Inc.	405,263
162,652	Wilmar International Ltd.	401,323
		3,749,832
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
37,583	Suzano S.A.	427,334
11,346	UPM-Kymmene OYJ	379,304
		806,638
	GAS & WATER UTILITIES - 0.9%
3,739	Atmos Energy Corporation	422,170
566,385	Hong Kong & China Gas Company Ltd.	438,380
14,523	Naturgy Energy Group SA	343,454
84,040	Snam SpA	392,496
		1,596,500
	HEALTH CARE FACILITIES & SERVICES - 1.3%
917	Elevance Health, Inc.	459,646
13,768	Fresenius S.E. & Company KGaA	385,123
1,513	ICON plc(a)	485,098
1,861	IQVIA Holdings, Inc.(a)	459,965
1,198	Molina Healthcare, Inc.(a)	471,904
		2,261,736
	HEALTH CARE REIT - 0.7%
21,592	Healthpeak Properties, Inc.	361,666
8,579	Ventas, Inc.	362,806
4,750	Welltower, Inc.	437,760
		1,162,232
	HOME CONSTRUCTION - 1.2%
2,838	DR Horton, Inc.	424,111

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	HOME CONSTRUCTION - 1.2% (Continued)
679	Geberit A.G.	$ 394,073
2,890	Lennar Corporation, Class A	458,094
60	NVR, Inc.(a)	457,534
4,167	PulteGroup, Inc.	451,619
		2,185,431
	HOUSEHOLD PRODUCTS - 0.4%
2,893	Beiersdorf A.G.	414,469
1,571	LG Household & Health Care Ltd.	375,539
		790,008
	INDUSTRIAL REIT - 0.5%
25,065	Goodman Group	487,157
3,207	Prologis, Inc.	427,397
		914,554
	INDUSTRIAL SUPPORT SERVICES - 1.6%
2,492	Applied Industrial Technologies, Inc.	473,206
6,229	Ashtead Group PLC	446,630
6,661	Fastenal Company	486,320
750	United Rentals, Inc.	519,953
294,448	United Tractors Tbk P.T.	440,782
1,004	Watsco, Inc.	395,696
		2,762,587
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
144,932	B3 S.A. - Brasil Bolsa Balcao	374,080
2,420	Cboe Global Markets, Inc.	464,640
2,114	Deutsche Boerse A.G.	442,359
12,635	Hong Kong Exchanges & Clearing Ltd.	391,823
5,185	Interactive Brokers Group, Inc., Class A	563,714
3,352	Intercontinental Exchange, Inc.	463,984
3,651	London Stock Exchange Group plc	409,082
		3,109,682
	INSURANCE - 4.7%
49,649	AIA Group Ltd.	403,306
62,676	BB Seguridade Participacoes S.A.	422,396
6,083	Brown & Brown, Inc.	512,249

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 4.7% (Continued)
4,165	Cincinnati Financial Corporation	$ 474,810
20,536	Dai-ichi Life Holdings, Inc.	466,842
1,289	Erie Indemnity Company, Class A	524,469
467	Fairfax Financial Holdings Ltd.	498,452
2,833	Intact Financial Corporation	471,086
135,085	Legal & General Group plc	412,842
6,203	Loews Corporation	466,031
303	Markel Group, Inc.(a)	452,221
15,155	Power Corp of Canada	437,838
2,704	Progressive Corporation (The)	512,571
38,668	Prudential PLC	379,568
9,870	Sampo OYJ, A Shares	441,334
631	Swiss Life Holding A.G.	457,840
19,796	Tryg A/S	420,540
6,100	W R Berkley Corporation	509,960
		8,264,355
	INTERNET MEDIA & SERVICES - 1.1%
122	Booking Holdings, Inc.(a)	423,197
2,647	Naspers Ltd.	435,465
14,607	Prosus N.V.	426,116
3,482	REA Group Ltd.	439,348
25,271	Snap, Inc., Class A(a)	278,486
		2,002,612
	MACHINERY - 3.4%
25,018	Atlas Copco A.B.	433,802
1,460	Caterpillar, Inc.	487,582
36,810	CNH Industrial N.V.	431,877
1,757	Disco Corporation	565,606
14,547	FANUC Corporation	424,237
4,949	Graco, Inc.	451,646
11,500	KION Group A.G.	579,474
1,628	Nordson Corporation	432,478
933	Parker-Hannifin Corporation	499,575
19,812	Sandvik A.B.	445,111

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MACHINERY - 3.4% (Continued)
805	SMC Corporation	$ 484,079
1,495	Snap-on, Inc.	412,112
56,612	WEG S.A.	421,390
		6,068,969
	MEDICAL EQUIPMENT & DEVICES - 4.4%
1,565	Align Technology, Inc.(a)	473,287
1,332	Bio-Rad Laboratories, Inc., Class A(a)	434,072
3,763	Coloplast A/S - Series B	499,612
2,159	EssilorLuxottica S.A.	457,749
5,823	Exact Sciences Corporation(a)	334,997
6,045	Hologic, Inc.(a)	446,121
776	IDEXX Laboratories, Inc.(a)	446,378
1,985	Insulet Corporation(a)	325,540
1,273	Intuitive Surgical, Inc.(a)	490,869
18,472	Koninklijke Philips N.V.(a),	369,400
355	Mettler-Toledo International, Inc.(a)	442,763
2,506	ResMed, Inc.	435,342
3,950	Revvity, Inc.	432,881
1,330	Sonova Holding A.G.	409,562
2,680	Straumann Holding A.G.	423,097
1,436	Stryker Corporation	501,265
1,313	Waters Corporation(a)	443,032
1,224	West Pharmaceutical Services, Inc.	438,633
		7,804,600
	METALS & MINING - 2.3%
7,866	Agnico Eagle Mines Ltd.	377,250
8,459	Anglo American Platinum Ltd.	325,023
19,872	Antofagasta plc	455,930
12,453	BHP Group Ltd.	355,603
21,679	Fortescue Metals Group Ltd.	365,403
3,887	Franco-Nevada Corporation	406,948
10,089	Freeport-McMoRan, Inc.	381,465
10,372	Newmont Corporation	324,125
4,635	Rio Tinto Ltd.	372,933

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	METALS & MINING - 2.3% (Continued)
5,006	Southern Copper Corporation	$ 404,785
8,709	Wheaton Precious Metals Corporation	358,901
		4,128,366
	MULTI ASSET CLASS REIT - 0.2%
6,611	WP Carey, Inc.	372,398

	OFFICE REIT - 0.5%
3,372	Alexandria Real Estate Equities, Inc.	420,590
6,091	Boston Properties, Inc.	394,210
4	NET Lease Office Properties	98
		814,898
	OIL & GAS PRODUCERS - 7.3%
14,834	Aker BP ASA	359,989
12,008	APA Corporation	357,718
6,611	Canadian Natural Resources Ltd.	460,515
25,928	Cenovus Energy, Inc.	451,815
5,579	Chesapeake Energy Corporation	461,830
16,925	Coterra Energy, Inc.	436,327
9,561	Devon Energy Corporation	421,258
2,779	Diamondback Energy, Inc.	507,224
108,619	ENEOS Holdings, Inc.	468,268
25,432	Eni SpA	391,651
3,566	EOG Resources, Inc.	408,164
11,116	EQT Corporation	412,959
13,617	Equinor ASA	335,520
31,746	Inpex Corporation	425,849
24,494	Kinder Morgan, Inc.	425,951
17,871	Marathon Oil Corporation	433,372
52,866	MOL Hungarian Oil & Gas plc	420,715
7,231	Occidental Petroleum Corporation	438,271
9,887	OMV A.G.	435,361
6,135	ONEOK, Inc.	460,861
25,588	ORLEN S.A.	397,102
9,789	Ovintiv, Inc.	483,674

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	OIL & GAS PRODUCERS - 7.3% (Continued)
98,909	PTT Exploration & Production PCL	$ 415,792
82,347	Santos Ltd.	378,976
4,975	Targa Resources Corporation	488,744
6,363	TotalEnergies S.E.	405,700
9,649	Tourmaline Oil Corporation	436,670
3,326	Valero Energy Corporation	470,496
12,384	Williams Companies, Inc. (The)	445,081
20,115	Woodside Energy Group Ltd.	396,965
		12,832,818
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
11,926	Halliburton Company	418,245
8,288	Schlumberger Ltd	400,559
		818,804
	PUBLISHING & BROADCASTING - 0.5%
43,839	Informa plc	448,368
7,461	Liberty Media Corp-Liberty Formula One(a)	489,068
		937,436
	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
85,916	CK Asset Holdings Ltd.	396,688
712,998	SM Prime Holdings, Inc.	401,188
14,673	Sumitomo Realty & Development Company Ltd.	434,371
214,836	Swire Properties Ltd.	443,420
13,536	Vonovia S.E.	377,463
		2,053,130
	RENEWABLE ENERGY - 0.5%
3,244	Enphase Energy, Inc.(a)	412,020
2,492	First Solar, Inc.(a)	383,494
		795,514
	RESIDENTIAL REIT - 1.9%
4,323	Camden Property Trust	408,437
6,060	Equity LifeStyle Properties, Inc.	407,959
7,009	Equity Residential	422,012
1,728	Essex Property Trust, Inc.	399,859
12,550	Invitation Homes, Inc.	427,579

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RESIDENTIAL REIT - 1.9% (Continued)
3,187	Mid-America Apartment Communities, Inc.	$ 400,542
3,206	Sun Communities, Inc.	428,835
11,189	UDR, Inc.	397,210
		3,292,433
	RETAIL - CONSUMER STAPLES - 2.0%
19,246	Aeon Company Ltd.	458,956
7,361	Alimentation Couche-Tard, Inc.	456,515
41,403	BIM Birlesik Magazalar A/S	514,660
232,144	Cencosud S.A.	416,610
3,159	Dollar General Corporation	459,034
3,036	Dollar Tree, Inc.(a)	445,320
16,848	Jeronimo Martins SGPS S.A.	402,808
49,543	President Chain Store Corporation	421,912
		3,575,815
	RETAIL - DISCRETIONARY - 1.7%
166	AutoZone, Inc.(a)	498,999
2,578	Builders FirstSource, Inc.(a)	503,174
3,119	Genuine Parts Company	465,542
454	O'Reilly Automotive, Inc.(a)	493,689
26,794	SM Investments Corporation	448,475
1,999	Tractor Supply Company	508,386
		2,918,265
	RETAIL REIT - 0.5%
20,017	Kimco Realty Corporation	395,536
3,009	Simon Property Group, Inc.	445,752
		841,288
	SELF-STORAGE REIT - 0.4%
2,670	Extra Space Storage, Inc.	376,390
1,405	Public Storage	398,837
		775,227
	SEMICONDUCTORS - 4.2%
12,740	Advantest Corporation	587,223
569	ASML Holding N.V.	535,360
385	Broadcom, Inc.	500,689

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 4.2% (Continued)
3,579	Entegris, Inc.	$ 480,874
10,371	Infineon Technologies A.G.	370,977
741	KLA Corporation	505,584
6,193	Lattice Semiconductor Corporation(a)	474,446
7,105	Marvell Technology, Inc.	509,144
4,775	Microchip Technology, Inc.	401,769
683	Monolithic Power Systems, Inc.	491,787
1,873	NXP Semiconductors N.V.	467,744
5,144	ON Semiconductor Corporation(a)	405,964
23,886	Renesas Electronics Corporation	391,076
3,825	Skyworks Solutions, Inc.	401,319
8,582	STMicroelectronics NV	387,034
3,958	Teradyne, Inc.	410,009
		7,320,999
	SOFTWARE - 5.1%
1,187	ANSYS, Inc.(a)	396,660
1,585	Cadence Design Systems, Inc.(a)	482,442
2,836	Check Point Software Technologies Ltd.(a)	454,951
5,137	Cloudflare, Inc., Class A(a)	506,200
173	Constellation Software, Inc.	481,630
1,685	Crowdstrike Holdings, Inc., Class A(a)	546,194
8,826	Dassault Systemes S.E.	411,966
3,531	Datadog, Inc., Class A(a)	464,185
7,359	Fortinet, Inc.(a)	508,580
1,995	Manhattan Associates, Inc.(a)	505,393
4,752	Okta, Inc.(a)	509,890
791	Roper Technologies, Inc.	430,881
609	ServiceNow, Inc.(a)	469,746
2,160	Snowflake, Inc.(a)	406,685
7,038	SS&C Technologies Holdings, Inc.	448,743
838	Synopsys, Inc.(a)	480,786
1,030	Tyler Technologies, Inc.(a)	450,254
2,224	Veeva Systems, Inc., Class A(a)	501,534

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SOFTWARE - 5.1% (Continued)
8,356	WiseTech Global Ltd.	$ 513,179
		8,969,899
	SPECIALTY FINANCE - 0.0%(e)
1	Isracard Ltd.	4

	STEEL - 0.8%
2,475	Nucor Corporation	475,943
1,538	Reliance Steel & Aluminum Company	494,036
3,648	Steel Dynamics, Inc.	488,175
		1,458,154
	TECHNOLOGY HARDWARE - 2.3%
1,827	Arista Networks, Inc.(a)	507,066
3,359	Garmin Ltd.	461,359
3,367	Jabil, Inc.	485,151
4,911	NetApp, Inc.	437,668
1,181	Samsung SDI Company Ltd.	333,641
1,510	Super Micro Computer, Inc.(a)	1,307,840
1,572	Zebra Technologies Corporation, Class A(a)	439,343
		3,972,068
	TECHNOLOGY SERVICES - 3.9%
4,902	Amdocs Ltd.	447,062
5,715	Cognizant Technology Solutions Corporation, Class A	451,599
2,442	Coinbase Global, Inc., Class A(a)	497,094
4,915	CoStar Group, Inc.(a)	427,752
1,441	EPAM Systems, Inc.(a)	438,640
1,740	Equifax, Inc.	476,047
370	Fair Isaac Corporation(a)	469,867
7,170	Fidelity National Information Services, Inc.	496,092
1,526	FleetCor Technologies, Inc.(a)	426,166
953	Gartner, Inc.(a)	443,679
2,644	Jack Henry & Associates, Inc.	459,448
758	MSCI, Inc.	425,215
3,630	Paychex, Inc.	445,111
1,805	Verisk Analytics, Inc.	436,630

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY SERVICES - 3.9% (Continued)
3,052	Wolters Kluwer N.V.	$ 481,122
		6,821,524
	TELECOMMUNICATIONS - 1.4%
30,745	Hellenic Telecommunications Organization S.A.	463,900
125,480	Koninklijke KPN N.V.	458,818
70,414	MTN Group Ltd.	306,568
231,986	Singapore Telecommunications Ltd.	405,160
134,614	Taiwan Mobile Company Ltd.	421,121
159,540	Telstra Group Ltd.	396,154
		2,451,721
	TIMBER REIT - 0.2%
12,344	Weyerhaeuser Company	424,387

	TRANSPORTATION & LOGISTICS - 3.2%
2,375	Aena SME S.A.	449,612
3,456	Canadian National Railway Company	448,098
12,417	CSX Corporation	471,101
2,464	DSV A/S	395,174
7,532	East Japan Railway Company	445,394
425,707	Eva Airways Corporation	423,070
3,397	Expeditors International of Washington, Inc.	406,281
2,153	JB Hunt Transport Services, Inc.	444,185
1,264	Kuehne + Nagel International A.G.	425,402
1,066	Old Dominion Freight Line, Inc.	471,685
38,071	Poste Italiane SpA	446,055
3,209	Ryanair Holdings plc - ADR	443,644
45,874	Transurban Group	403,753
		5,673,454
	TRANSPORTATION EQUIPMENT - 0.5%
4,412	PACCAR, Inc.	489,247
16,161	Volvo A.B., A Shares	450,231
		939,478
	WHOLESALE - CONSUMER STAPLES - 0.5%
4,276	Bunge Global S.A.	403,526

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares				Fair Value
	COMMON STOCKS — 99.4% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.5% (Continued)
10,543	ITOCHU Corporation			$ 458,248
				861,774
	WHOLESALE - DISCRETIONARY - 0.8%
8,792	Copart, Inc.(a)			467,295
9,015	LKQ Corporation			471,394
1,074	Pool Corporation			427,581
				1,366,270

	TOTAL COMMON STOCKS (Cost $147,253,040)			175,128,544

		Expiration Date	Exercise Price
	RIGHT — 0.0%(e)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(e)
1,226	ABIOMED, Inc. - CVR(a)(b) (Cost $0)	12/31/2029	$35	–(g)

	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
6,914	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $405,876)			343,276

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.2%
MONEY MARKET FUND - 0.2%
350,480	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $350,480)(d)(f)	$ 350,480

	TOTAL INVESTMENTS – 99.8% (Cost $148,009,396)	$ 175,822,300
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%	298,184
	NET ASSETS - 100.0%	$ 176,120,484

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
CVR	- Contingent Value Right
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 29, 2024 was $332,219.
(d)	Security was purchased with cash received as collateral for securities on loan at February 29, 2024. Total collateral had a value of $350,480 at February 29, 2024.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of February 29, 2024.
(g)	Amount represents less than $1.